Segment Reporting (Details) - Schedule of Revenue by Major Revenue - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenues, net	$ 22,283,171	$ 20,708,491
Cost of revenues	22,265,782	20,089,164
Gross profit	17,389	619,327
Graphite anode business [Member]
Segment Reporting Information [Line Items]
Revenues, net	21,561,285	20,467,706
Cost of revenues	21,984,752	19,871,938
Gross profit	(423,467)	595,768
Peer-to-peer knowledge sharing and enterprise business [Member]
Segment Reporting Information [Line Items]
Revenues, net	721,886	240,785
Cost of revenues	281,030	217,226
Gross profit	440,856	23,559
Member services [Member]
Segment Reporting Information [Line Items]
Revenues, net		11,535
Comprehensive Tailored Services [Member]
Segment Reporting Information [Line Items]
Revenues, net		672
Cost of revenues
Gross profit		672
Consulting Services [Member]
Segment Reporting Information [Line Items]
Revenues, net	665,552	198,833
Cost of revenues	281,030	82,053
Gross profit	384,522	116,780
Online Services [Member]
Segment Reporting Information [Line Items]
Revenues, net
Cost of revenues		117,942
Gross profit		(117,942)
Other revenues [Member]
Segment Reporting Information [Line Items]
Revenues, net	56,334	29,745
Cost of revenues		17,231
Gross profit	56,334	12,514
Member services [Member]
Segment Reporting Information [Line Items]
Cost of revenues
Gross profit		$ 11,535